Goodwill and Intangibles - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 175	$ 175	$ 351	$ 351	$ 703	$ 671
Core Deposit Intangible
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 351	$ 351	$ 703	$ 671